Significant accounting policies - Disclosure of Adjustments on Group's Consolidated Income Statements (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Operating expenses	€ (297,350)	€ (212,577)	€ (488,085)
Operating Loss	14,140	(86,629)	(443,389)
Loss before tax	(22,449)	(111,247)	(467,353)
Income tax benefit	(1,050)	14,612	31,871
Loss for the year	(23,499)	(96,635)	(435,482)
Loss attributable to:
Owners of the parent	(25,621)	(97,177)	(434,069)
Non-controlling interests	2,122	542	(1,413)
Loss for the year	€ (23,499)	€ (96,635)	€ (435,482)
Ordinary shares
Loss attributable to:
Basic loss per ordinary share (in euro per share)	€ (0.12)	€ (0.49)	€ (2.28)
Diluted loss per ordinary share (in euro per share)	€ (0.12)	€ (0.49)	€ (2.28)
As previously reported
Disclosure of reclassifications or changes in presentation [line items]
Operating expenses		€ (209,825)	€ (486,094)
Operating Loss		(83,877)	(441,398)
Loss before tax		(108,495)	(465,362)
Income tax benefit		13,802	30,977
Loss for the year		(94,693)	(434,385)
Loss attributable to:
Owners of the parent		(95,235)	(432,972)
Non-controlling interests		542	(1,413)
Loss for the year		€ (94,693)	€ (434,385)
As previously reported | Ordinary shares
Loss attributable to:
Basic loss per ordinary share (in euro per share)		€ (0.48)	€ (2.28)
Diluted loss per ordinary share (in euro per share)		€ (0.48)	€ (2.28)
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Operating expenses		€ (2,752)	€ (1,991)
Operating Loss		(2,752)	(1,991)
Loss before tax		(2,752)	(1,991)
Income tax benefit		810	894
Loss for the year		(1,942)	(1,097)
Loss attributable to:
Owners of the parent		(1,942)	(1,097)
Non-controlling interests		0	0
Loss for the year		€ (1,942)	€ (1,097)
Adjustments | Ordinary shares
Loss attributable to:
Basic loss per ordinary share (in euro per share)		€ (0.01)	€ 0
Diluted loss per ordinary share (in euro per share)		€ (0.01)	€ 0